Financial Statement Details - Accounts Receivable, Net (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Gross receivables	$ 73.1	$ 69.4
Allowance for bad debts	(0.7)	(0.2)
Accounts receivable, net	72.4	69.2
Royalties
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Gross receivables	0.4	0.6
Billed trade receivables
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Gross receivables	71.5	68.1
Unbilled contract receivables
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Gross receivables	$ 1.2	$ 0.7